Overview: (Details Textual) - MXN ($) $ in Thousands		1 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2017	May 26, 2017	Apr. 30, 2017	May 26, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 19, 2017
Other comprehensive income, net of tax, exchange differences on translation							$ 315,021
Copyrights, patents and other industrial property rights, service and operating rights		$ 6,053,820				$ 6,053,820	6,053,820
Deferred income tax resulting from the comparison of the fair values and the book value							605,382
Goodwill expected to be deductible for tax purposes		5,606,265				5,606,265	5,606,265
Amortisation, intangible assets other than goodwill							$ 98,780
Non-controlling interest in acquiree recognised at acquisition date										$ 310,827
Proportion of voting rights held by non-controlling interests							100.00%
Aerostar Airport Holdings, LLC [Member]
Other comprehensive income, net of tax, exchange differences on translation					$ (475,233)			$ 800,692	$ 545,514
Proportion of ownership interest in joint venture			50.00%				60.00%
Aerostar [Member]
Investments in subsidiaries			$ 7,877,756		7,877,756
Carrying value of investments		2,353,040				2,353,040	$ 2,353,040
Gain on fair value adjustments of investments							5,524,716
Other comprehensive income, net of tax, exchange differences on translation						254,110	655,515
Goodwill expected to be deductible for tax purposes			5,606,265		5,606,265
Non-controlling interest in acquiree recognised at acquisition date		6,302,205	6,302,205		6,302,205	6,302,205	6,302,205
Business combination pro forma revenue							1,549,099
Cash transferred			726,628		726,628
Other tangible or intangible assets transferred			$ 848,923		$ 848,923
Business combination pro forma net income							127,042
Airplan [Member]
Goodwill expected to be deductible for tax purposes		$ 1,474,955				$ 1,474,955	1,474,955			$ 1,474,955
Business combination pro forma revenue							2,640,493
Percentage of voting equity interests acquired										92.42%
Business combination pro forma net income							$ 231,130
Investing Public [member]
Percentage of Outstanding Capital Stock							67.46%	67.46%	67.46%
Inversiones y Tecnicas Aeroportuarias [member]
Percentage of Outstanding Capital Stock							7.65%	7.65%	7.65%
Servicios Estrategia Patrimonial [member]
Percentage of Outstanding Capital Stock							7.12%	7.12%	7.12%
Agrupacion Aeroportuaria Internacional III [member]
Percentage of Outstanding Capital Stock							5.46%	5.46%	5.46%
Remer Soluciones a la Inversion [member]
Percentage of Outstanding Capital Stock							12.31%	12.31%	12.31%
Caribbean Logistic, S. A. de C. V., [member]
Proportion of ownership interest in subsidiary							95.00%	95.00%
Cargo RF, S. A. de C. V [member]
Proportion of ownership interest in subsidiary							95.00%	95.00%
Cancun Airport Services, S. A. de C. V. [member]
Proportion of ownership interest in subsidiary							95.00%	95.00%
Aeropuerto de Cancún, S. A. de C. V. [Member]
Proportion of ownership interest in subsidiary	[1],[2]						100.00%	100.00%
Proportion of ownership interest in joint venture				50.00%			60.00%
Aeropuerto de Cancún, S. A. de C. V. [Member] | Aerostar Airport Holdings, LLC [Member]
Percentage of voting equity interests acquired		60.00%		50.00%		60.00%	60.00%
Proportion of ownership interest in joint venture		60.00%		50.00%

[1]	Aeropuerto de Cancún, S. A. de C. V. acquired on October 19, 2017 a 92.42% equity interest in Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), Company that holds the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the Enrique Olaya Herrera in Medellín, José María Córdoba in Rionegro, El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal airports, and from that date Airplan’s results have been incorporated line-by-line in the Company’s and Cancún Aiport’s financial statements.
[2]	Cancún held a 50% stake in Aerostar until May 26, 2017, which was accounted as a joint venture. See Note 9. As of May 26, 2017, the Cancún Airport acquired an additional 10% equity interest in Aerostar. As a result of this acquisition, the Company has a 60% shareholding and now controls Aerostar, therefore Aerostar is consolidated in the Company’s financial statements.